UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3757

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	08/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier California Tax Exempt Bond Fund, Inc.
August 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.5%	Rate (%)	Date	Amount ($)	Value ($)

California--91.8%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000	3,558,345
ABAG Finance Authority for
Nonprofit Corporations,
Insured Revenue (Sansum-Santa
Barbara Medical Foundation
Clinic)	5.50	4/1/21	3,500,000	3,629,430
ABAG Finance Authority for
Nonprofit Corporations, MFHR
(Central Park Apartments)	5.50	7/1/19	1,010,000	1,023,514
ABAG Finance Authority for
Nonprofit Corporations, MFHR
(Central Park Apartments)	5.60	7/1/38	5,815,000	5,867,335
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	4,038,200
Alameda Corridor Transportation
Authority, Revenue (Insured;
MBIA)	5.13	10/1/16	2,000,000	2,076,340
Alameda County,
COP (Insured; MBIA)	5.38	12/1/13	10,000,000 a,b	10,734,400
Anaheim Public Finance Authority,
Tax Allocation Revenue
(Insured; MBIA)	6.45	12/28/18	26,000,000	26,701,480
California,
Economic Recovery Bonds	5.00	7/1/16	13,000,000	13,595,790
California,
GO	5.25	2/1/12	90,000 c	96,136
California,
GO	5.00	8/1/22	2,000,000	2,051,840
California,
GO	5.25	2/1/30	25,610,000	26,521,972
California,
GO (Insured; FSA)	5.25	8/1/32	10,000,000	11,012,800
California,
GO (Various Purpose)	6.13	10/1/11	2,875,000	3,146,572
California,
GO (Various Purpose)	5.00	12/1/21	10,000,000	10,347,400
California,
GO (Various Purpose)	5.50	4/1/28	20,000	21,110
California,
GO (Veterans)	5.35	12/1/16	2,000,000	2,066,840

California,
GO (Veterans)	5.05	12/1/36	14,500,000	14,404,590
California Department of Veteran
Affairs, Home Purchase Revenue	5.50	12/1/19	5,925,000	6,117,859
California Department of Veteran
Affairs, Home Purchase Revenue	4.50	12/1/23	10,000,000	9,647,100
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	5,680,000	5,681,534
California Department of Water
Resources, Power Supply Revenue	5.88	5/1/12	10,000,000 c	11,047,900
California Department of Water
Resources, Power Supply
Revenue (Insured; FGIC)	5.13	5/1/12	2,000,000 c	2,145,700
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	225,000 c	241,951
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/15	1,275,000	1,360,846
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Insured; MBIA)	5.00	12/1/23	10,000,000	10,324,400
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/08	810,000 c	830,120
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	465,000	461,592
California Educational Facilities
Authority, Revenue (Stanford
University)	5.00	3/15/39	15,085,000	16,197,066
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	55,000,000	51,432,700
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	888,522
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	1,017,060
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.13	12/1/09	30,695,000 c	32,647,202
California Health Facilities
Financing Authority, Revenue

(Cedars-Sinai Medical Center)	6.25	12/1/09	9,460,000 c	10,087,009
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000	2,045,100
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,965,000	8,506,461
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	32,665,000	33,285,635
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	7/15/09	240,000 c	249,840
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	8/15/28	3,540,000	3,648,359
California Housing Finance Agency,
Home Mortgage Revenue	4.80	8/1/36	6,500,000	6,089,980
California Housing Finance Agency,
MFHR (Insured; AMBAC)	6.15	8/1/22	1,845,000	1,861,919
California Housing Finance Agency,
SFMR	6.30	8/1/24	495,000	499,732
California Housing Finance Agency,
SFMR (Collateralized; FHA and
Insured; AMBAC)	6.25	8/1/14	180,000	181,679
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	2,000,000 c	2,160,660
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	22,411,365
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	1,006,700
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	4.00	12/1/11	2,900,000	2,905,365
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/37	11,710,000	11,293,241
California Pollution Control
Financing Authority, PCR	5.90	6/1/14	11,000,000 a,b	12,286,945
California Pollution Control
Financing Authority, PCR
(Insured; MBIA)	5.90	6/1/14	48,330,000 a,b	53,984,368
California Pollution Control

Financing Authority, SWDR
(Browning-Ferris Industries of
California, Inc. Project)	5.80	12/1/16	2,000,000	2,011,920
California Pollution Control
Financing Authority, SWDR
(Browning-Ferris Industries of
California, Inc. Project)	6.75	9/1/19	600,000	602,796
California Pollution Control
Financing Authority, SWDR
(Republic Services, Inc.
Project)	5.25	12/1/17	2,000,000	2,041,320
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
MBIA)	6.50	9/1/17	13,000,000	15,057,120
California Public Works Board,
LR (Department of Health
Services, Richmond Laboratory
Project) (Insured; AMBAC)	5.00	11/1/21	10,910,000	11,388,622
California Public Works Board,
LR (University of California
Research Projects) (Insured;
MBIA)	5.25	11/1/28	10,005,000	10,508,952
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000	5,405,700
California State Public Works
Board, LR (Department of
Corrections) (California State
Prison - Kern County at Delano
II)	5.50	6/1/13	3,000,000	3,255,360
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/19	1,680,000	1,750,409
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/20	1,275,000	1,322,940
California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.50	6/1/18	2,500,000	2,687,750
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	3,500,000 c	3,891,440
California State University,
Fresno Association Inc.,

Auxiliary Organization Event
Center Revenue	6.00	7/1/12	2,500,000 c	2,779,600
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	5,250,000 c	5,837,160
California Statewide Communities
Development Authority,
Apartment Development Revenue
(Irvine Apartment Communities,
L.P.)	5.05	5/15/08	6,875,000	6,917,625
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	2,780,000 c	3,020,665
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/20	1,220,000	1,322,858
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	19,513,800
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	11,880,000	11,610,918
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	8,205,000	8,136,488
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	13,738,410
California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College
Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000	5,810,530
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	14,546,700
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,420,152
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	15,753,216
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000	17,111,875
Capistrano Unified School
District, Community Facilities
District Special Tax Number 98
(Ladera)	5.75	9/1/09	5,500,000 c	5,827,030
Capistrano Unified School

District, School Facilities
Improvement District Number 1
(Insured; FGIC)	6.00	8/1/24	2,075,000	2,212,489
Capistrano Unified School
District, Community Facilities
District Number 98-2, Special
Tax Revenue (Insured; FGIC)	5.00	9/1/19	3,545,000	3,718,315
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; MBIA)	5.50	10/1/13	1,000,000	1,092,090
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project) (Insured;
AMBAC)	0.00	8/1/27	10,000,000	3,761,500
Cathedral City, Cove Improvement
District Number 2004-02,
Limited Obligation Improvement	5.00	9/2/21	1,040,000	1,014,946
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/10	5,000,000 c	5,323,200
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/10	1,000,000 c	1,064,640
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	5.75	2/1/11	18,500,000 c	19,934,305
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	1,425,720
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	10,000,000	2,651,000
Chino Valley Unified School
District, GO (Insured; MBIA)	5.25	8/1/30	10,000,000	10,504,700
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000	11,863,176
Contra Costa County,
MFHR (Pleasant Hill BART
Transit Village Apartments
Project) (Insured; XLCA)	3.95	12/20/07	2,500,000	2,500,600
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment

Projects Areas)	5.45	8/1/09	2,260,000 c	2,375,237
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/28	395,000	399,693
Cucamonga County Water District,
COP (Insured; FGIC)	5.25	9/1/25	5,555,000	5,790,921
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	13,500,000	13,537,800
Dublin Unified School District,
GO (Insured; FSA)	5.00	8/1/29	13,430,000	13,923,821
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/19	3,855,000	4,243,507
Escondido Reassessment District
Number 98-1 (Rancho San
Pasqual)	5.70	9/2/26	1,335,000	1,356,440
Fontana,
Special Tax (Insured; MBIA)	5.25	9/1/17	10,000,000	10,349,600
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	14,427,486
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.05	1/1/10	2,000,000	2,153,020
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000	1,764,527
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.25	1/15/12	4,550,000	4,751,338
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.13	1/15/19	2,000,000	2,072,920
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	3,400,000 c	3,562,928
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	4,000,000 c	4,191,680
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	11,295,000 c	11,836,256
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.10	9/1/22	1,000,000	1,037,270
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,579,900
Golden State Tobacco
Securitization Corporation,

Enhanced Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	5,000,000 c	5,399,400
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FSA)	0/4.55	6/1/22	1,725,000 d	1,397,043
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	14,770,000 c	16,973,389
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	34,725,000	33,796,453
Imperial Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/11	2,000,000	1,968,380
Indian Wells Redevelopment Agency,
Tax Allocation Revenue
(Consolidated Whitewater
Redevelopment Project)
(Insured; AMBAC)	4.13	9/1/23	1,900,000	1,775,037
Kaweah Delta Health Care District,
Revenue	6.00	8/1/12	9,000,000 c	10,096,560
La Quinta Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	5.00	9/1/29	12,400,000	12,720,168
Lincoln, Community Facilities
District Number 2003-1 Special
Tax Bonds (Lincoln Crossing
Project)	5.65	9/1/13	1,140,000 c	1,267,201
Long Beach Special Tax Community
Facilities District Number 5
(Towne Center)	6.88	10/1/25	500,000	505,650
Los Angeles Community College
District (Insured; MBIA)	5.50	8/1/11	1,845,000 c	1,973,892
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured;
FGIC)	5.00	7/1/10	1,450,000 c	1,519,455
Los Angeles Department of Water
and Power, Water System
Revenue (Insured: AMBAC)	5.00	7/1/32	5,000,000	5,168,450
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/15	3,000,000	3,374,580
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/17	8,385,000	9,531,230
Madera County,
COP (Valley Children's
Hospital) (Insured; MBIA)	6.50	3/15/09	3,370,000	3,508,541

Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	2,034,283
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000	1,452,543
Murrieta Valley Unified School
District, GO (Insured; FGIC)	0.00	9/1/21	4,950,000	2,593,751
Natomas Unified School District,
GO (Insured; MBIA)	5.95	9/1/21	2,500,000	2,871,550
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.00	1/1/16	670,000 c	810,412
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.50	7/1/21	375,000 c	485,625
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; MBIA)	6.30	7/1/18	26,400,000	31,060,392
Oakland Unified School District,
GO (Insured; FGIC)	5.25	8/1/24	17,275,000	18,020,416
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.25	8/15/08	1,600,000 c	1,639,968
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.00	8/15/10	3,000,000 c	3,231,480
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	3,289,715
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	6,032,940
Orange County Community Facilities
District, Special Tax (Number
03-1 Ladera Ranch)	5.25	8/15/19	1,100,000	1,112,012
Orange County Community Facilities
District, Special Tax (Number
03-1 Ladera Ranch)	5.30	8/15/20	1,450,000	1,462,847
Orange County Community Facilities
District, Special Tax (Number
04-1 Ladera Ranch)	4.88	8/15/21	2,355,000	2,305,945
Orange County Public Financing
Authority, LR (Juvenile
Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	6,150,000	6,564,203
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	1,067,500
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment

Project)	5.50	5/1/32	3,000,000	3,088,110
Port of Oakland,
Revenue (Insured; FGIC)	5.38	11/1/27	18,920,000	19,494,222
Poway Unified School District
Community Facilities District
Number 14, Improvement Area A
Special Tax (Del Sur)	5.00	9/1/19	1,015,000	980,784
Poway Unified School District
Community Facilities District
Number 14, Special Tax (Del
Sur)	4.90	9/1/18	1,790,000	1,721,228
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; MBIA)	5.38	9/1/25	7,485,000	7,808,577
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)	5.63	7/1/14	10,430,000 c	11,548,930
Rancho Water District
(Insured; FSA)	5.50	8/1/08	1,670,000	1,698,373
Riverside County,
SFMR (Collateralized; GNMA)	7.80	5/1/21	1,250,000	1,650,125
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,348,874
Sacramento City Financing
Authority, Revenue (Insured;
AMBAC)	5.50	12/1/13	4,670,000 a,b	4,983,100
Sacramento City Financing
Authority, Revenue (Insured;
AMBAC)	5.50	12/1/14	5,140,000 a,b	5,484,611
Sacramento County,
Laguna Creek Ranch/Elliott
Ranch Community Facilities
District Number 1, Improvement
Area Number 1, Special Tax
(Laguna Creek Ranch)	5.70	12/1/20	2,970,000	3,009,739
Sacramento County,
Special Tax (Community
Facilities District Number 1)	5.20	12/1/07	1,110,000	1,111,299
Sacramento County,
Special Tax (Community
Facilities District Number 1)	5.40	12/1/09	1,220,000	1,235,213
Sacramento County Housing
Authority, MFHR (Cottage
Estate Apartments)
(Collateralized; FNMA)	6.00	2/1/33	1,000,000	1,029,240
Sacramento County Sanitation
District Financing Authority,
Revenue	5.50	12/1/14	4,000,000	4,253,960
Sacramento County Water Financing

Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 2007 Water System
Project) (Insured; FGIC)	5.00	6/1/25	10,845,000	11,281,511
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA)	6.50	9/1/13	6,930,000	7,653,631
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000	6,283,400
San Diego County,
COP (Burnham Institute for
Medical Research)	5.70	9/1/09	3,700,000 c	3,833,237
San Diego County,
COP (Burnham Institute for
Medical Research)	6.25	9/1/09	3,800,000 c	4,025,378
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/12	1,260,000	1,288,211
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,213,041
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	5,190,000	4,886,229
San Diego Housing Authority,
MFHR (Island Village
Apartments) (Collateralized;
FHLMC)	5.10	7/1/12	825,000	855,121
San Diego Unified School District
(Election of 1998) (Insured;
FSA)	5.25	7/1/16	1,465,000	1,583,299
San Francisco Bay Area Rapid
Transit District, GO	5.00	8/1/32	10,000,000	10,338,600
San Francisco Bay Area Rapid
Transit District, GO	5.00	8/1/35	10,000,000	10,319,300
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000	3,082,878
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 32F) (Insured; FGIC)	5.00	5/1/21	1,000,000	1,045,350
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	10,000,000	10,395,000
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South

Public Improvements)	0.00	8/1/18	445,000	245,716
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	229,150
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0.00	1/15/32	48,295,000	14,220,463
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)	5.25	8/1/08	1,000,000 c	1,034,700
San Jose Unified School District,
GO (Insured; FGIC)	5.00	8/1/24	12,580,000	13,088,861
San Mateo Redevelopment Agency,
Merged Area Tax Allocation
Revenue	5.10	8/1/11	1,835,000 c	1,934,530
San Mateo Union High School
District, GO (Insured; FSA)	5.00	9/1/21	1,000,000	1,039,050
Santa Clara Unified School
District, GO	5.50	7/1/16	1,870,000	1,977,282
Santa Fe Springs Community
Development Commission, Tax
Allocation Revenue
(Consolidated Redevelopment
Project) (Insured; MBIA)	5.00	9/1/19	2,095,000	2,214,394
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	2,695,000	2,803,123
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School District
GO Bond) (Insured; FSA)	5.00	8/1/27	6,500,000	6,781,710
South Placer Wastewater Authority,
Wastewater Revenue (Insured;
FGIC)	5.25	11/1/10	1,000,000 c	1,059,240
South Placer Wastewater Authority,
Wastewater Revenue (Insured;
FGIC)	5.50	11/1/10	1,000,000 c	1,066,660
Stockton,
Health Facilities Revenue
(Dameron Hospital Association)	5.70	12/1/14	1,000,000	1,020,760
Tobacco Securitization Authority
of Northern California,
Tobacco Settlement
Asset-Backed Bonds (Sacramento
County Tobacco Securitization
Corporation)	5.38	6/1/38	20,000,000	18,826,000
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset

Securitization Corporation)	4.75	6/1/25	2,430,000	2,354,719
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	501,640
University of California,
Multi Purpose Revenue
(Insured; MBIA)	5.25	9/1/08	31,475,000 c	32,303,737
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000	15,165,873
Ventura County Community College
District, GO (Insured; MBIA)	5.50	8/1/23	4,250,000	4,551,070
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/17	6,000,000	6,627,780
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/22	11,325,000	12,656,707
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	525,620
Whittier Health Facility,
Revenue (Presbyterian
Intercommunity Hospital)	5.75	6/1/12	10,090,000 c	11,107,879
U.S. Related--5.7%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,000,000 c	1,057,780
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 c	3,173,340
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/22	2,000,000	2,074,980
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.75	7/1/10	2,000,000 c	2,131,980
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000	3,511,350
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,750,000	5,084,780
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	2,000,000 c	2,145,320
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.00	7/1/38	2,000,000 a,b	2,040,770
Puerto Rico Infrastructure
Financing Authority, Special
Obligation	5.50	10/1/32	10,000,000	10,505,800

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	39,000,000	40,926,210
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000	1,624,725
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,753,697
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,445,000	1,470,403
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	2,000,000	2,026,480
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,015,370
Total Long-Term Municipal Investments
(cost $1,368,308,166)				1,407,553,616
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.1%	Rate (%)	Date	Amount ($)	Value ($)

California;
California Department of Water
Resources, Power Supply
Revenue (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	3.82	9/1/07	4,000,000 e	4,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; BNP Paribas)	3.89	9/1/07	4,000,000 e	4,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Citibank NA)	3.89	9/1/07	9,500,000 e	9,500,000
California Department of Water
Resources, Power Supply
Revenue (LOC; JPMorgan Chase
Bank and Societe Generale)	3.86	9/1/07	3,000,000 e	3,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; State Street
Bank and Trust Co.)	3.94	9/1/07	1,340,000 e	1,340,000
California Infrastructure and
Economic Development Bank,
Insured Revenue (Insured;
AMBAC and Liquidity Facility;
JPMorgan Chase Bank)	3.91	9/1/07	2,500,000 e	2,500,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (Insured;

XLCA and Liquidity Facility;
State Street Bank and Trust
Co.)	3.90	9/1/07	3,300,000 e	3,300,000
Ontario Industrial Development
Authority, IDR (L.D. Brinkman
and Company - West Coast
Project) (LOC; Bank of America)	3.94	9/1/07	2,000,000 e	2,000,000
Total Short-Term Municipal Investments
(cost $29,640,000)				29,640,000
Total Investments (cost $1,397,948,166)			99.6%	1,437,193,616
Cash and Receivables (Net)			.4%	5,539,176
Net Assets			100.0%	1,442,732,792

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $89,514,194 or 6.2% of net assets.
b	Collateral for floating rate borrowings.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)